Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Variable Interest Entity [Line Items]
Restricted cash	$ 831	$ 927
Financing receivables, net	18,820	19,001	$ 19,571
Equipment under operating leases	1,874	1,835
TOTAL ASSETS	46,435	46,677
Debt	25,767	26,301
Total Liabilities	42,054	41,816
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	761	849
Financing receivables, net	10,671	11,361
TOTAL ASSETS	11,432	12,210
Debt	10,764	11,592
Total Liabilities	$ 10,764	$ 11,592